Exhibit 99

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	March 2011
Payment Date	4/15/2011
Transaction Month	9
     Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

			Weighted Avg Remaining
	Dollar Amount	# of Receivables	Term at Cutoff
Initial Pool Balance	$1,538,327,921.38	70,892	55.7 months
Original Securities:	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Class A-1 Notes	$353,000,000.00	0.50555%	August 15, 2011
Class A-2 Notes	$273,300,000.00	0.650%	December 15, 2012
Class A-3 Notes	$473,400,000.00	0.980%	October 15, 2014
Class A-4 Notes	$192,840,000.00	1.580%	September 15, 2015
Class B Notes	$40,810,000.00	2.540%	February 15, 2016
Class C Notes	$27,210,000.00	2.770%	May 15, 2016
Class D Notes	$27,210,000.00	3.560%	January 15, 2017

Total	$1,387,770,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,027,616.00

Principal:
Principal Collections	$28,009,293.13
Prepayments in Full	$14,165,282.67
Liquidation Proceeds	$1,002,372.44
Recoveries	$18,963.15

Sub Total	$43,195,911.39

Collections	$47,223,527.39

Purchase Amounts:
Purchase Amounts Related to Principal	$210,365.61
Purchase Amounts Related to Interest	$1,302.28

Sub Total	$211,667.89

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds — Total	$47,435,195.28

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	March 2011
Payment Date	4/15/2011
Transaction Month	9
III. DISTRIBUTIONS

				Carryover	Remaining Available
	Calculated Amount	Amount Paid	Shortfall	Shortfall	Funds

Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$47,435,195.28
Servicing Fee	$973,368.23	$973,368.23	$0.00	$0.00	$46,461,827.05
Interest — Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$46,461,827.05
Interest — Class A-2 Notes	$146,982.19	$146,982.19	$0.00	$0.00	$46,314,844.86
Interest — Class A-3 Notes	$386,610.00	$386,610.00	$0.00	$0.00	$45,928,234.86
Interest — Class A-4 Notes	$253,906.00	$253,906.00	$0.00	$0.00	$45,674,328.86
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$45,674,328.86
Interest — Class B Notes	$86,381.17	$86,381.17	$0.00	$0.00	$45,587,947.69
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$45,587,947.69
Interest — Class C Notes	$62,809.75	$62,809.75	$0.00	$0.00	$45,525,137.94
Third Priority Principal Payment	$9,448,216.60	$9,448,216.60	$0.00	$0.00	$36,076,921.34
Interest — Class D Notes	$80,723.00	$80,723.00	$0.00	$0.00	$35,996,198.34
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$35,996,198.34
Regular Principal Payment	$28,688,564.74	$28,688,564.74	$0.00	$0.00	$7,307,633.60
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$7,307,633.60
Residual Released to Depositor	$0.00	$7,307,633.60	$0.00	$0.00	$0.00

Total		$47,435,195.28

Principal Payment:
First Priority Principal Payment	$0.00
Second Priority Principal Payment	$0.00
Third Priority Principal Payment	$9,448,216.60
Regular Principal Payment	$28,688,564.74

Total	$38,136,781.34
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments			Noteholder Interest Payments			Total Payment
	Actual	Per $1,000 of		Actual	Per $1,000 of		Actual	Per $1,000 of
Original	Original Balance			Original Balance				Balance

Class A-1 Notes	$0.00	$0.00		$0.00	$0.00		$0.00	$0.00
Class A-2 Notes	$38,136,781.34	$139.54		$146,982.19	$0.54		$38,283,763.53	$140.08
Class A-3 Notes	$0.00	$0.00		$386,610.00	$0.82		$386,610.00	$0.82
Class A-4 Notes	$0.00	$0.00		$253,906.00	$1.32		$253,906.00	$1.32
Class B Notes	$0.00	$0.00		$86,381.17	$2.12		$86,381.17	$2.12
Class C Notes	$0.00	$0.00		$62,809.75	$2.31		$62,809.75	$2.31
Class D Notes	$0.00	$0.00		$80,723.00	$2.97		$80,723.00	$2.97

Total	$38,136,781.34	$27.48	a/	$1,017,412.11	$0.73	a/	$39,154,193.45	$28.21	a/

a/	Per $1000 of Original Balance calculation updated to reflect Original Note Balance not Beginning of Period Balance.

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	March 2011
Payment Date	4/15/2011
Transaction Month	9
V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor

Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$271,351,734.89	0.9928713	$233,214,953.55	0.8533295
Class A-3 Notes	$473,400,000.00	1.0000000	$473,400,000.00	1.0000000
Class A-4 Notes	$192,840,000.00	1.0000000	$192,840,000.00	1.0000000
Class B Notes	$40,810,000.00	1.0000000	$40,810,000.00	1.0000000
Class C Notes	$27,210,000.00	1.0000000	$27,210,000.00	1.0000000
Class D Notes	$27,210,000.00	1.0000000	$27,210,000.00	1.0000000

Total	$1,032,821,734.89	0.7442312	$994,684,953.55	0.7167506

Pool Information
Weighted Average APR	4.202%	4.183%
Weighted Average Remaining Term	49.22	48.41
Number of Receivables Outstanding	58,121	56,979
Pool Balance	$1,168,041,870.98	$1,124,122,929.80
Adjusted Pool Balance (Pool Balance — YSOC Amount)	$1,034,959,083.74	$996,163,518.29
Pool Factor	0.7592932	0.7307434
VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$15,383,279.21
Targeted Credit Enhancement Amount	$16,861,843.95
Yield Supplement Overcollateralization Amount	$127,959,411.51
Targeted Overcollateralization Amount	$129,437,976.25
Actual Overcollateralization Amount (EOP Pool Balance — EOP Note Balance)	$129,437,976.25
VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$15,383,279.21
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00

Ending Reserve Account Balance	$15,383,279.21
Change in Reserve Account Balance	$0.00

Specified Reserve Balance	$15,383,279.21

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	March 2011
Payment Date	4/15/2011
Transaction Month	9
VIII. NET LOSSES AND DELINQUENT RECEIVABLES

	# of Receivables	Amount

Realized Loss	151	$531,956.47
(Recoveries)	31	$18,963.15

Net Losses for Current Collection Period		$512,993.32
Cumulative Net Losses Last Collection Period		$2,466,324.16

Cumulative Net Losses for all Collection Periods		$2,979,317.48

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)		0.53%
Delinquent Receivables:

	% of EOP Pool Balance	# of Receivables	Amount

31-60 Days Delinquent	0.81%	422	$9,058,049.12
61-90 Days Delinquent	0.06%	27	$691,167.42
91-120 Days Delinquent	0.05%	22	$528,877.02
Over 120 Days Delinquent	0.04%	21	$476,440.58

Total Delinquent Receivables	0.96%	492	$10,754,534.14

Repossesion Inventory:

Repossesed in the Current Collection Period		54	$1,273,265.66
Total Repossesed Inventory		70	$1,826,123.34

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period	0.3938%
Preceding Collection Period	0.3313%
Current Collection Period	0.5371%
Three Month Average	0.4207%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period	0.1593%
Preceding Collection Period	0.1376%
Current Collection Period	0.1229%
Three Month Average	0.1399%